Note 11 - Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Stock by Class [Table Text Block]
	December 31
	2023	2022	2023	2022
	Number of authorized shares	Number of authorized shares	Number of issued shares	Number of issued shares
Shares of common stock	2,470,000,000	2,470,000,000	35,369,877	2,552,744
Series A Preferred Stock			-	-
Series B Preferred Stock	30,000,000	30,000,000	14,578,833	-
Series C Preferred Stock			1,538,134	-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	193,433	$23.46	2.74
Series C Warrants (Note 10.a)	86,820	24.62
Broker warrants for Series C Offering (Note 10.a)	4,163	12.31
PIPE Warrants (Note 10.a)	823,529	6.83
WaveDancer legacy warrants (Note 4)	76,098	94.69
Outstanding warrants, September 30, 2024	1,184,043	$16.51	4.06
	Number of Warrants	Weighted Average Remaining Life
Outstanding warrants, January 1, 2024	54,782	1.51
Pre-funded warrants (Note 10.a)	504,324
Series A warrants (Note 10.d)	629,039
Series D warrants (Note 10.e)	92,798
Consulting agreement warrants (Note 10.f)	44,932
Exercised	(435,169)
Outstanding warrants, September 30, 2024	890,706	3.48

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding warrants, January 1, 2022	123,333	$7.50	0.85
Warrants issued pursuant to issue of convertible debt and preferred shares to individual investors	198,482	3.00
Warrants issued pursuant to modification of convertible debt	526,749	0.75
Outstanding warrants, December 31, 2022	848,564	$2.26	2.50
Warrants issued pursuant to units offering	1,538,113	2.56
Outstanding warrants, December 31, 2023	2,386,677	$2.07	2.46

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2024
Stock price		$6.91
Risk free rate	3.75%	-	3.82%
Dividend yield		0%
Expected volatility	86.50%	-	87.60%
Expected term (in years)	3.91	-	4.93

	2023	2022
Risk free rate	4.35%	4.5%
Dividend yield	0%	0%
Expected volatility	86%	86%
Expected term (in years)	3	3
Expected life (in years)	5	5

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding Options, December 31, 2023	134,333	$20.77	6.18	$-
Options granted	335,728	5.18	-	-
WaveDancer options	113,522	82.25	-	-
Outstanding Options, September 30, 2024	583,583	$23.77	3.43	$-
	Number of Stock Options	Weighted Average Grant-Date Fair Value
Non-Vested Options, December 31, 2023	90,988	$4.77
Options granted	335,728	4.77
Options vested	(185,704)	4.94
Non-Vested Options, September 30, 2024	241,012	$4.63

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding Options, December 31, 2022	495,746	$4.70	6.90	$-
Options granted	795,916	0.58
Outstanding Options, December 31, 2023	1,291,662	$2.16	6.18	$-
	Number of Stock Options	Weighted Average Grant- Date Fair Value
Non-Vested Options, December 31, 2022	325,853	$2.20
Options granted	795,916	0.00
Options vested	(246,883)	1.15
Non-Vested Options, December 31, 2023	874,886	$0.50